Restructuring Charges	12 Months Ended
Jan. 31, 2012
Restructuring Charges [Abstract]
Restructuring Charges

Note 5. Restructuring Charges

In fiscal 2010, the Company announced several organizational changes, including the closure of 10 Sam's Clubs, designed to strengthen and streamline its operations. As a result, the Company recorded $260 million in pre-tax restructuring charges in fiscal 2010 as follows:

	Fiscal Year Ended January 31, 2010
(Amounts in millions)	Asset Impairment	Severance Costs	Total
Walmart U.S.	$—	$73	$73
Sam's Club	133	41	174
Other	—	13	13

Total	$133	$127	$260

The asset impairment charges generally relate to the real estate of the Sam's Club closures, which was written down to their estimated fair value of $46 million. The fair value was determined based on comparable market values of similar properties or on a rental income approach, using Level 2 inputs of the three-tier fair value hierarchy discussed in Note 8.

The pre-tax restructuring charges of $260 million are classified in operating, selling, general and administrative expenses in the Company's Consolidated Statement of Income for fiscal 2010. At January 31, 2010, the Company had $127 million of severance costs included in accrued liabilities in the Company's Consolidated Balance Sheet. These severance costs were paid during fiscal 2011.